SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON , D.C.  20549

                                RULE 24f-2 NOTICE

                             USAA MUTUAL FUND, INC.
                              (Name of Registrant)

                      10750 Robert F. McDermott Freeway
                           San Antonio, Texas  78288
                   (Location of principal executive offices)

                                  Growth Fund
                             Aggressive Growth Fund
                                Income Stock Fund
                                  Income Fund
                                Money Market Fund
                              Short-Term Bond Fund
                              Growth & Income Fund
           (Title of securities with respect to which Notice is filed)

                                File No. 2-49560


1.  Notice filed for fiscal year:  July 31, 1995

2. Number of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to Rule 24f-2 but which remained unsold at the beginning of such fiscal year: NONE

3. Amount of securities, if any, registered during such fiscal year other than pursuant to Rule 24f-2: NONE


4.  Amount of securities sold during such fiscal year:

                    Aggressive
Growth Fund         Growth Fund        Income Stock Fund    Income Fund
-----------         -----------        -----------------    -----------
Shares   13,616,807 Shares   4,377,650 Shares   17,038,685  Shares   17,307,906
Amount $235,002,529 Amount $85,382,314 Amount $236,760,308  Amount $200,958,674

                       Short-Term             Growth &
Money Market Fund      Bond Fund              Income Fund
-----------------      ----------             -----------
Shares  2,059,833,675  Shares     6,373,295   Shares     6,986,643
Amount $2,059,833,675  Amount   $61,901,106   Amount   $75,855,700

5.Number and amount of securities sold during such fiscal year in reliance upon registration pursuant to Rule 24f-2:

                    Aggressive
Growth Fund         Growth Fund        Income Stock Fund    Income Fund
----------          -----------        -----------------    -----------
Shares   13,616,807 Shares   4,377,650 Shares    17,038,685 Shares  17,307,906
Amount $235,002,529 Amount $85,382,314 Amount  $236,760,308 Amount $200,958,674

                       Short-Term             Growth &
Money Market Fund      Bond Fund              Income Fund
-----------------      ----------             -----------
Shares  2,059,833,675  Shares     6,373,295   Shares     6,986,643
Amount $2,059,833,675  Amount   $61,901,106   Amount   $75,855,700


The actual aggregate sales price for which such securities were sold for each series was:

                    Aggressive
Growth Fund         Growth Fund        Income Stock Fund    Income Fund
-----------         -----------        -----------------    -----------
Amount $235,002,529 Amount $85,382,314 Amount $236,760,308  Amount $200,958,674


                       Short-Term             Growth &
Money Market Fund      Bond Fund              Income Fund
-----------------      ----------             -----------
Amount $2,059,833,675  Amount   $61,901,106   Amount   $75,855,700


During the fiscal year ended July 31, 1995, the actual aggregate redemption price of securities of the same series redeemed by the Registrant was:

                    Aggressive
Growth Fund         Growth Fund        Income Stock Fund    Income Fund
-----------         -----------        -----------------    -----------
Amount $107,994,095 Amount $93,572,852 Amount $231,854,455  Amount $325,567,007


                       Short-Term             Growth &
Money Market Fund      Bond Fund              Income Fund
-----------------      ----------             -----------
Amount $1,592,204,003  Amount   $38,082,313   Amount   $34,218,990




No portion of such aggregate redemption price (each series) has been applied by the Registrant pursuant to Rule 24e-2(a) in a filing made pursuant to Section 24(e)(1) of the Investment Company Act of 1940.

Pursuant to Rule 24f-2(c), the registration fee with respect to the securities sold is calculated as follows:

                                 Sales              Redemptions
                                 -----              -----------
Growth Fund                   $235,002,529          $107,994,095

Aggressive Growth Fund          85,382,314            93,572,852

Income Stock Fund              236,760,308           231,854,455

Income Fund                    200,958,674           325,567,007

Money Market Fund            2,059,833,675         1,592,204,003

Short-Term Bond Fund            61,901,106            38,082,313

Growth & Income Fund            75,855,700            34,218,990
                             -------------         -------------
                            $2,955,694,306   -    $2,423,493,715 =
                                             $532,200,591 / 2,900 = $183,517.45


Based on the calculations above, a wire in the amount of $183,517.45 will be transferred on September 21, 1995.

6.  The required opinion of counsel follows.

DATED:  September 21, 1995                        USAA MUTUAL FUND, INC.


                                                  BY: SHERRON KIRK,